COLUMBIA TECHNOLOGY FUND
                                 Class Z Shares

                         Supplement to Prospectus dated
                                November 1, 2002


The following text replaces the second paragraph of the section entitled "Portfolio Manager" on page 14 of the Fund's prospectus:

         The Fund's investment strategy and investment decisions are managed by members of the Investment Team responsible for covering technology stocks.


139-36/863L-1102

                                                                November 7, 2002